Fair Value Measurements - Summary of Fair Value of Investments Measured at NAV Per Share as Practical Expedient (Details) - EBP 56-1814206 001 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 31,895,218	$ 30,933,335
Stable Value Collective Trust Fund
EBP, Investment, Fair Value and NAV [Line Items]
Other Redemption Restrictions	Daily	Daily
Stable Value Collective Trust Fund | Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 7,504,773	$ 7,694,245
Unfunded Commitments	$ 0	$ 0
Common Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Other Redemption Restrictions	Daily	Daily
Common Collective Trust Funds | Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 2,071,175	$ 2,621,623
Unfunded Commitments	0	0
Collective Trust Funds | Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 9,575,948	$ 10,315,868